Consolidated Statement of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance at Apr. 29, 2019	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Apr. 29, 2019	0
Issuance of common stock	$ 7	18,598		18,605
Issuance of common stock (in shares)	68,279
Stock compensation		342		342
Net loss			(10,391)	(10,391)
Ending balance at Dec. 31, 2019	$ 7	18,940	(10,391)	8,556
Ending balance (in shares) at Dec. 31, 2019	68,279
Issuance of common stock	$ 1	6,403		6,404
Issuance of common stock (in shares)	4,701
Stock compensation		130		130
Net loss			(11,865)	(11,865)
Ending balance at Mar. 31, 2020	$ 8	25,473	(22,256)	3,225
Ending balance (in shares) at Mar. 31, 2020	72,980
Beginning balance at Dec. 31, 2019	$ 7	18,940	(10,391)	8,556
Beginning balance (in shares) at Dec. 31, 2019	68,279
Issuance of common stock	$ 2	6,437		6,439
Issuance of common stock (in shares)	8,652
Common stock issued for conversion of notes payable	$ 0	38,725		38,725
Common stock issued for conversion of notes payable (in shares)	4,032
Common stock issued for exercise of warrants		53,724		53,724
Common stock issued for exercise of warrants (in shares)	2,669
Common stock issued in recapitalization, net of redemptions and transaction costs	$ 8	644,581		644,589
Common stock issued in recapitalization, net of redemptions and transaction costs (in shares)	84,376
Stock compensation		2,755		2,755
Net loss			(124,050)	(124,050)
Ending balance at Dec. 31, 2020	$ 17	765,162	(134,441)	630,738
Ending balance (in shares) at Dec. 31, 2020	168,008
Issuance of common stock		1,050		1,050
Issuance of common stock (in shares)	587
Common stock issued for exercise of warrants	$ 1	194,797		194,798
Common stock issued for exercise of warrants (in shares)	7,984
Stock compensation		1,940		1,940
Net loss			(125,211)	(125,211)
Ending balance at Mar. 31, 2021	$ 18	$ 962,949	$ (259,652)	$ 703,315
Ending balance (in shares) at Mar. 31, 2021	176,579